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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2018

invesco.com/us	MS-CE-QMINC-QTR-1	07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–163.13%(a)

Alabama–2.47%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,390	$4,953,676
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,130	1,279,013
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,130	1,279,013
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	2,100	2,227,869
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	769,013
Series 2016, RB	5.75%	06/01/2045	505	556,591
Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	3,060	3,298,037
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,400	2,958,192
				17,321,404

Alaska–0.63%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,065	4,420,403

Arizona–3.88%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,169,802
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,185,453
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (f)	5.00%	07/01/2037	675	674,150
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)(d)(e)	5.00%	07/01/2021	3,450	3,762,536
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,278,937
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/2032	7,600	8,347,080
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	450	501,399
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,145	2,113,354
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	967,990
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.25%	07/01/2048	1,125	1,105,740
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,700,917
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2020	500	529,445
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	864,400
				27,201,203

California–22.19%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,070	2,317,841
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2035	3,570	1,955,146
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2036	5,770	3,018,575
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,280	2,600,796
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	1,390	1,125,872
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	2,680	1,792,545
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	10,115	523,047

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	$3,500	$3,909,850
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,230	1,335,473
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,450	1,564,463
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,195	3,416,797
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(i)(j)	0.65%	11/01/2026	800	800,000
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	1,000	1,078,270
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	780	846,862
Series 2016 A, RB(f)	5.00%	12/01/2041	1,245	1,335,599
California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,600	2,864,108
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,725,828
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	4,773,987
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	3,300	4,061,772
Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	1,700	2,092,428
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(g)	0.00%	08/01/2029	695	499,073
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2040	4,685	1,960,672
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2041	4,965	1,988,731
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2042	5,265	2,022,392
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2043	3,460	1,274,318
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2044	4,825	1,703,466
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(d)(e)	5.00%	06/01/2020	4,770	5,091,498
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	1,775	1,146,419
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	1,980	1,228,451
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	5,000	5,155,900
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,690	4,713,450
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,565	2,565,077
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,210	2,271,141
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/2035	6,000	6,370,440
Los Angeles (City of) Department of Water & Power; Series 2012 A, Waterworks RB (c)	5.00%	07/01/2043	6,510	7,139,322
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2034	1,985	1,108,206
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(g)	0.00%	08/01/2029	3,955	2,750,979
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (k)	6.25%	08/01/2043	1,900	1,581,731
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,875	2,103,407
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2036	4,025	2,039,186
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2037	1,590	773,010
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2027	4,005	3,046,323
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	5,000	3,212,700
Regents of the University of California; Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	80	82,802
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	145	150,079
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	275	284,900
Series 2013 AI, General RB(c)	5.00%	05/15/2033	4,000	4,522,240
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,085	2,342,289
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	927,710

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	$6,790	$7,484,889
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	1,000	1,080,500
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,995	2,152,665
Series 2011 G, Ref. Second Series RB(d)(e)	5.25%	05/03/2021	3,615	3,973,933
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	1,385	1,517,711
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	4,320	4,740,379
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB (d)(e)	5.00%	11/01/2019	2,500	2,621,800
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	09/01/2030	3,300	2,325,378
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	672,662
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2041	3,295	909,091
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	17,570	10,543,054
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	5,725	3,289,070
				155,506,303

Colorado–3.01%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,091,200
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,900	4,455,087
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	555	613,336
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,403,904
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	5,639,050
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,115	1,269,216
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	665	677,475
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	5.00%	12/15/2041	910	936,081
				21,085,349

Connecticut–0.65%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,548,110

District of Columbia–3.55%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,915,749
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	265	267,918
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	575	581,331
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL)(b)	5.00%	02/01/2031	9,805	9,823,531
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC)(b)(c)	5.00%	06/01/2028	1,520	1,524,560
Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/2027	3,040	3,192,304
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,170	6,559,697
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC)(b)	5.00%	10/01/2029	1,000	1,038,470
				24,903,560

Florida–10.65%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,122,320

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	$2,145	$2,373,678
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	2,822,075
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,010	2,221,010
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (f)	5.00%	07/01/2046	1,250	1,281,113
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2019	2,950	3,041,184
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	5,545,270
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,402,887
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	3,086,578
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	995	1,079,416
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	4,630	4,932,617
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	903,981
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	3,000	3,010,260
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (d)(e)	5.00%	10/01/2019	2,850	2,971,866
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,580	1,785,353
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,630,750
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(d)(e)	6.00%	08/01/2020	880	953,577
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	315	339,532
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,094,540
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM)(b)	5.00%	10/01/2035	1,750	1,917,702
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,170	1,329,202
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/2031	7,855	8,575,932
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(h)	5.00%	10/01/2047	3,160	3,574,497
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2047	1,940	2,194,470
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,232,494
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,134,687
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	615	645,307
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	2,085	2,187,749
Series 2011, Ref. RB(c)	5.00%	10/01/2031	3,330	3,641,855
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	896,263
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/2025	500	561,065
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	556,405
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)	6.00%	10/01/2029	2,000	2,633,880
				74,679,515

Georgia–0.88%

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR(d)	2.20%	04/02/2019	2,000	2,001,780
Series 1994, PCR(d)	2.20%	04/02/2019	1,000	1,000,890
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/2020	3,200	3,203,936
				6,206,606

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–2.02%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB(d)(e)	5.75%	07/01/2020	$1,630	$1,760,530
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,226,740
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2020	3,055	3,242,241
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,336,693
Series 2015 A, Airport System RB(h)	5.00%	07/01/2041	780	869,809
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	1,545	1,718,751
				14,154,764

Idaho–0.46%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.00%	11/15/2032	700	734,923
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	1,031,411
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,330	1,438,581
				3,204,915

Illinois–17.79%

Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,417,248
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,125	1,222,234
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB(h)	5.00%	01/01/2046	775	840,363
Series 2015 D, RB	5.00%	01/01/2046	540	598,223
Series 2017 D, Sr. Lien General Airport RB(c)(h)	5.00%	01/01/2042	2,500	2,756,175
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,240	1,441,401
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2032	1,000	1,016,980
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,825	1,853,944
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,605	1,783,027
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)(l)	5.25%	12/01/2036	8,970	9,637,368
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,713,302
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	655,406
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	409,163
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	01/01/2037	4,175	4,204,392
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	329,093
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,136,311
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,048,990
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	851,359
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,296,785
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,850	2,087,650
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2032	2,540	2,684,983
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2037	2,540	2,683,993
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/2020	1,000	1,055,860
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,259,992
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,394,094
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	3,165	3,613,449
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB (d)(e)	5.38%	08/15/2019	1,900	1,982,593
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010, Ref. RB(d)(e)	6.00%	05/15/2020	1,685	1,815,082
Series 2010, Ref. RB	6.00%	05/15/2039	520	554,351
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,367,341

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	$1,000	$1,054,630
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	120	124,967
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	3,280	3,415,759
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,460	1,492,792
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,063,451
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	5,020	5,342,886
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	2,620	2,799,391
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	1,440	1,570,061
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,390	3,752,594
Illinois (State of) Finance Authority; Series 2009, RB (d)(e)	6.13%	05/15/2019	105	109,296
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL)(b)	5.75%	06/15/2026	8,480	9,379,728
Series 2010, Dedicated State Tax RB(d)(e)	5.50%	06/15/2020	560	600,085
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	1,740	1,789,364
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(g)	0.00%	12/15/2029	2,500	1,578,100
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS-AGM)(b)	5.00%	06/15/2027	3,500	3,822,910
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	10,050	11,015,604
Illinois (State of); First Series 2001, Unlimited Tax GO Bonds (INS-NATL)(b)	6.00%	11/01/2026	2,000	2,264,100
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,146,521
Series 2013, Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	07/01/2029	1,960	2,144,867
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,044,630
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	774,735
Railsplitter Tobacco Settlement Authority; Series 2010, RB (d)(e)	5.50%	06/01/2021	4,275	4,708,699
				124,706,322

Indiana–3.48%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,289,710
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,480	3,734,075
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	539,650
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	525	560,054
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,707,351
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB (d)(e)	5.25%	07/01/2023	1,000	1,154,520
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	3,000	3,234,690
Series 2013 F, RB(c)	5.00%	02/01/2030	4,500	4,968,720
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/2024	1,100	1,219,570
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (d)(h)(m)	1.81%	12/02/2019	3,000	3,001,770
				24,410,110

Iowa–2.14%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	4,795	4,949,447
Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	3,595	3,710,795
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,000	1,064,490
Series 2013, Ref. Midwestern Disaster Area RB(d)	5.25%	12/01/2037	1,160	1,233,625

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	$1,620	$1,626,140
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,030	1,035,078
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	11,725	1,410,752
				15,030,327

Kansas–0.62%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB(d)(e)	5.50%	11/15/2019	35	36,749
Series 2009, Hospital RB	5.50%	11/15/2029	1,620	1,713,846
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,577,295
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2047	1,000	1,030,810
				4,358,700

Kentucky–2.48%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,220	1,307,303
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,290	1,378,997
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	935	1,002,844
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	1,900	2,049,986
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,625	1,765,124
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	2,050	2,229,662
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB (d)(e)	5.00%	07/01/2022	1,860	2,076,522
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,388,500
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,176,480
				17,375,418

Louisiana–1.94%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (d)(e)	5.25%	10/01/2020	2,450	2,636,322
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2028	2,000	2,242,620
Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2031	2,000	2,229,740
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2020	750	793,110
Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,089,040
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	829,567
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,597,656
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,336,739
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	821,059
				13,575,853

Maryland–1.11%

Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB(f)	4.38%	02/15/2039	1,000	1,015,950
Series 2017 A, Special Obligation Tax Allocation RB(f)	4.50%	02/15/2047	500	508,765
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	789,332
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,555,927
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (d)(e)	5.75%	06/01/2020	2,440	2,628,222

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2028	$670	$724,545
Series 2017, Ref. RB	5.00%	04/01/2032	500	530,350
				7,753,091

Massachusetts–4.66%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (i)	0.81%	12/01/2030	1,000	1,000,000
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,096,933
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	165	165,447
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,050	3,338,987
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)(d)(e)	5.50%	11/15/2018	9,565	9,732,579
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2012, RB(d)(e)	5.00%	07/01/2021	2,890	3,147,268
Series 2012, RB	5.00%	07/01/2031	2,730	2,950,120
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(d)(e)	6.75%	01/01/2021	735	819,437
Series 2011 I, RB	6.75%	01/01/2036	490	547,207
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(e)	5.50%	07/01/2018	3,100	3,109,455
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/2035	5,325	5,764,313
				32,671,746

Michigan–3.69%

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,240,174
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	3,400	3,642,726
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,655	3,011,487
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,892,525
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,230,999
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	565	624,675
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	629,308
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,165	1,283,620
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,294,305
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,575	4,050,475
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,180	3,196,441
Wayne State University Board of Governors;
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	825	837,623
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	1,030	1,045,759
Western Michigan University;
Series 2013, Ref. General RB	5.25%	11/15/2030	400	454,816
Series 2013, Ref. General RB	5.25%	11/15/2031	350	397,583
				25,832,516

Minnesota–0.06%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	425	426,526

Missouri–0.75%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,167,709
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	465	495,379

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	$1,000	$1,062,660
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,545,486
				5,271,234

Nebraska–1.98%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (n)	5.00%	09/01/2032	5,500	6,019,750
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,674,175
Omaha (City of) Public Power District; Series 2011 B, RB (c)(d)(e)	5.00%	02/01/2021	4,800	5,185,152
				13,879,077

Nevada–0.77%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	1,500	1,571,340
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/2028	2,000	2,194,880
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	1,600	1,600,000
				5,366,220

New Jersey–6.60%

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (h)	5.00%	10/01/2037	900	982,611
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (d)(e)	5.75%	06/01/2020	1,990	2,143,509
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,094,720
Series 2013, Private Activity RB(h)	5.50%	01/01/2026	1,000	1,139,000
Series 2013, RB(h)	5.00%	07/01/2023	1,750	1,940,540
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC)(b)	5.50%	09/01/2024	2,000	2,280,140
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(c)(l)	5.50%	09/01/2022	3,555	3,928,702
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2020	5,000	5,235,300
Series 2006 C, Transportation System CAB RB (INS-AGC)(b)(g)	0.00%	12/15/2026	8,435	6,179,987
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,047,930
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	935	1,033,128
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,560	1,563,619
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,560	1,563,619
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,148,469
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	4,000	4,301,520
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,820	2,000,162
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,370	2,670,279
				46,253,235

New Mexico–0.40%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,833,062

New York–17.62%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	1,740	1,865,176
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	720	773,222
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,760	2,759,834
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,677,675
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,680	1,838,239

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (c)(h)	5.00%	09/15/2028	$3,105	$3,668,278
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (h)	5.75%	10/01/2036	2,615	2,640,313
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,550,456
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	1,000	1,090,870
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,250,900
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,706,690
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	3,695	3,808,141
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2028	4,615	4,749,481
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2029	3,695	3,808,141
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/2033	1,725	1,880,354
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/2037	7,155	7,794,729
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	985	858,366
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/2027	4,765	4,819,226
Series 2008 1A, Ref. RB (c)(d)(e)	5.00%	10/01/2018	5,635	5,699,126
New York (City of); Subseries 2008, Unlimited Tax GO Bonds(c)	5.25%	08/15/2028	5,200	5,237,388
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/2027	5,200	5,237,596
New York (Counties of) Tobacco Trust V; Series 2005 S-2, Sub. Pass Through CAB RB (g)	0.00%	06/01/2050	10,140	1,293,965
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,995	3,318,370
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2029	1,805	2,267,567
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	5,805	6,255,584
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,260,433
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,185	1,253,659
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM)(b)	5.00%	02/15/2027	150	150,411
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(i)(j)	0.90%	11/01/2046	1,550	1,550,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (d)(e)	5.00%	03/15/2019	1,310	1,345,003
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,860	5,248,654
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,840	5,146,469
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB(c)	5.00%	09/15/2040	5,100	5,593,731
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	1,912,662
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	1,545	1,630,701
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (h)	5.00%	01/01/2031	3,160	3,603,443
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	1,620	1,758,364
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	2,985	3,273,709
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (d)(e)	5.00%	07/01/2019	1,250	1,294,150
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,500	1,538,430

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	$3,925	$4,051,228
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,000	1,029,180
				123,489,914

North Carolina–6.60%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB(c)	5.00%	07/01/2042	4,000	4,645,160
Series 2017 A, Airport RB(c)	5.00%	07/01/2047	1,775	2,053,640
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/2039	13,600	13,976,856
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	8,820	9,941,023
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	12/31/2037	2,000	2,177,300
Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,540	1,778,883
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	1,525	1,554,356
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/2042	5,110	5,582,266
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	1,755	1,898,664
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2041	2,430	2,625,931
				46,234,079

North Dakota–0.64%

Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	4,115	4,479,507

Ohio–5.63%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	775	853,182
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,559,489
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	548,310
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	450	447,651
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	6,955	6,954,861
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,045,450
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,470	2,592,364
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,555	1,720,001
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	2,002,560
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,390	3,668,217
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,015	1,165,798
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,335,070
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,370	1,467,051
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (d)(e)	6.25%	06/01/2021	2,470	2,774,131
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(h)	5.00%	12/31/2039	735	809,323
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(h)	4.25%	01/15/2038	555	570,429
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	3,055	3,276,335
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	1,780	1,885,768
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	2,774,100
				39,450,090

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–0.61%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	$2,055	$2,340,481
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,785	1,928,996
				4,269,477

Oregon–0.47%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	685	705,283
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	2,465	2,574,273
				3,279,556

Pennsylvania–2.83%
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (d)(o)	4.38%	07/01/2022	850	816,000
Pennsylvania (State of) Turnpike Commission;
Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,466,297
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,105	1,284,088
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,345	1,470,085
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	730	797,890
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	775	847,075
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	250	274,765
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,235	1,354,165
Subseries 2010 B-2, Sub. Turnpike RB(d)(e)	6.00%	12/01/2020	265	291,251
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,250	1,419,563
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	863,094
Philadelphia (City of);
Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,010	1,139,028
Series 2017 B, Ref. Airport RB(c)(h)	5.00%	07/01/2047	5,595	6,279,548
Philadelphia School District;
Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	20	20,174
Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	1,230	1,240,713
Series 2008 E, Limited Tax GO Bonds (INS-BHAC)(b)	5.13%	09/01/2023	250	252,245
				19,815,981

Puerto Rico–0.56%
Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,430	1,426,425
Series 2005 A, Tobacco Settlement Asset-Backed RB(g)	0.00%	05/15/2050	5,450	558,243
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	1,910	1,911,891
				3,896,559

South Carolina–1.11%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (d)(e)	5.25%	08/01/2023	1,400	1,615,964
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	3,005	3,375,997
Series 2015, RB(h)	5.25%	07/01/2055	1,230	1,379,384
Series 2018, RB(h)	5.00%	07/01/2043	710	810,714
Series 2018, RB(h)	5.00%	07/01/2055	555	623,620
				7,805,679

South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,456,270

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–0.71%
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	$1,785	$2,038,202
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,446,502
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,483,042
				4,967,746

Texas–16.05%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/2034	5,105	5,655,472
Arlington (City of);
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	730	746,659
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	1,760	1,800,779
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	1,510	1,544,458
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation (d)(e)	5.00%	06/15/2019	2,500	2,583,650
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (d)(e)	6.20%	07/01/2020	2,225	2,413,969
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/2026	2,000	2,277,660
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (i)	0.92%	11/01/2041	500	500,000
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	08/15/2031	5,395	6,885,962
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (d)(e)	5.00%	12/01/2019	1,300	1,359,969
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (h)	4.75%	07/01/2024	1,000	1,082,580
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(g)	0.00%	09/01/2025	4,650	3,764,128
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds(d)(e)	5.00%	03/01/2019	1,785	1,828,179
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	215	219,928
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	2,700	2,945,862
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2036	4,005	4,355,798
Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	775	816,269
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM)(b)	5.00%	04/15/2023	285	285,744
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,205	1,251,621
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,401,560
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,546
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,331,019
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	759,915
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	1,900	2,061,424
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,086,060
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,114,150
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2028	18,900	14,131,152
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2031	3,740	2,502,771
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,646,805
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,731,925
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	720	757,570
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,540	1,612,934
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,080	2,264,226
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,429,542

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	$3,170	$1,469,961
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	970	429,196
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,555	1,686,569
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,555	1,773,897
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	890	917,902
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	2,500	2,578,375
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,230	6,122,290
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,479,439
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,183,300
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,306,260
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,299,754
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,050	1,135,102
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,081,970
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,300	1,525,602
University of Houston; Series 2008, Ref. Consolidated RB(c)(d)(e)	5.00%	02/15/2018	1,326	1,326,000
				112,470,903

Utah–0.99%
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital Floating Rate RB (e)(p)	12.04%	05/15/2020	800	824,552
Salt Lake City (City of);
Series 2017 A, Airport RB RB(c)(h)	5.00%	07/01/2047	2,490	2,811,235
Series 2017 A, Airport RB (h)	5.00%	07/01/2047	2,940	3,319,289
				6,955,076

Virgin Islands–0.31%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	540	492,075
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,860	1,660,050
				2,152,125

Virginia–2.65%
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	4,730	4,836,850
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	2,930	3,194,843
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	725	809,296
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,975	4,256,470
Series 2012, Sr. Lien RB(h)	5.00%	01/01/2040	1,905	2,029,206
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (h)	5.00%	12/31/2056	3,170	3,474,795
				18,601,460

Washington–3.78%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	925	1,011,506
Kalispel Tribe of Indians; Series 2018 B, RB (f)	5.25%	01/01/2038	1,000	1,027,990
Seattle (Port of); Series 2017 C, Intermediate Lien RB (h)	5.25%	05/01/2042	1,105	1,285,855
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,000	3,123,990
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,111,800

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	$ 8,850	$ 9,184,442
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	8,420	8,738,192
				26,483,775

Wisconsin–3.06%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	865	938,992
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,015	2,340,100
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,714,095
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/2026	1,100	1,112,848
Series 2014, RB	5.13%	05/01/2029	1,000	1,022,700
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	5,430	6,012,802
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,585	1,688,849
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,704,620
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	866,296
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.63%	05/01/2019	190	196,777
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	1,810	1,873,404
				21,471,483

Wyoming–0.44%

Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (i)	0.91%	10/01/2044	800	800,000
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(c)	5.00%	01/01/2047	2,020	2,266,581
				3,066,581
TOTAL INVESTMENTS IN SECURITIES(q)–163.13% (Cost $1,068,897,121)				1,143,321,830
FLOATING RATE NOTE OBLIGATIONS–(30.93)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(216,770,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.36)%				(233,842,306)
OTHER ASSETS LESS LIABILITIES–1.16%				8,160,205
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$700,869,729

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

NATL	—National Public Finance Guarantee Corp.
LOC	—Letter of Credit
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $29,635,344, which represented 4.23% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,385,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(n)	Security subject to crossover refunding.

(o)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2018 represented less than 1% of the Trust’s Net Assets.

(p)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $824,552 which represents less than 1% of the Trust’s Net Assets.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Trust’s investments with a value of $337,949,128 are held by TOB Trusts and serve as collateral for the $216,770,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Quality Municipal Income Trust

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Quality Municipal Income Trust

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Quality Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.